UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY             11/16/05
       ------------------------   ------------------------------  ----------
             [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   53
                                               -------------

Form 13F Information Table Value Total:             $327,122
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                   Name

                           Form 13F INFORMATION TABLE

 COLUMN 1                    COLUMN 2          COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
--------------------------   -----------       --------     ----------  ------------------ ----------  --------  ------------------
                                                             VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
 NAME OF ISSUER              TITLE OF CLASS     CUSIP        (x$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR        NOTE 4.375% 7/1    02607PAB3     4753      5000000       SH       SOLE              5000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                 NOTE 2.500% 9/0    01642TAE8    22380     17500000       SH       SOLE             17500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                     NOTE 4.250% 9/2    001765BA3     2436      3000000       SH       SOLE               300000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP                   SDCV 5/2           049513AE4     3071      6500000       SH       SOLE              6500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                 SDCV 2.250% 1/1    086516AF8     8212      7500000       SH       SOLE              7500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CITADEL BROADCASTING CORP    NOTE 1.875% 2/1    17285TAB2    15250     19500000       SH       SOLE             19500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                 NOTE 2.000% 6/0    156708AP4    28228     25000000       SH       SOLE             25000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC          DBCV 2.875% 12/1   811904AH4     5815      5000000       SH       SOLE              5000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC         NOTE 4.250% 5/0    207142AB6     4963      5000000       SH       SOLE              5000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                 NOTE 4.750% 11/1   131347BJ4     2640      4715000       SH       SOLE              4715000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC        NOTE 4.000% 7/0    150934AF4     3815      6850000       SH       SOLE              6850000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC        NOTE 5.750% 6/1    150934AC1      644      1150000       SH       SOLE              1150000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC        NOTE 5.750% 6/1    150934AD9    10257     13822000       SH       SOLE             13822000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      NOTE 8.000% 6/0    247361YP7      350      2000000       SH       SOLE              2000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
DRESS BARN INC               NOTE 2.500% 12/1   261570AB1     4403      3500000       SH       SOLE              3500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW  NOTE 5.750% 5/1    278762AG4     1985      2000000       SH       SOLE              2000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1    29257MAB6    10285     18500000       SH       SOLE             18500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                    NOTE 2.000% 7/0    449295AB0     8405     10000000       SH       SOLE             10000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                  NOTE 3.500% 2/1    45337CAE2     6795      9000000       SH       SOLE              9000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS INC     NOTE 1.000% 6/3    501242AP6     2289      3000000       SH       SOLE              3000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
LITHIA MTRS INC              NOTE 2.875% 5/0    536797AB9     6975      7328000       SH       SOLE              7328000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC   NOTE 5.250% 12/1   52729NBF6      185       250000       SH       SOLE               250000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP INC           NOTE 2.482% 6/1    590479AB7     1972      5000000       SH       SOLE              5000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP INC           NOTE 2.115% 6/1    590479AD3     7570     17500000       SH       SOLE             17500000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                  NOTE 6.800% 4/3    577729AC0     4947      5000000       SH       SOLE              5000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTIC SYS INC   NOTE 3.500% 10/1   457191AH7     4688      4735000       SH       SOLE              4735000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWEST AIRLS CORP         NOTE 7.625% 11/1   667280AE1      540      2000000       SH       SOLE              2000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
PINNACLE AIRL CORP           NOTE 3.250% 2/1    723443AB3     7529     10680000       SH       SOLE             10680000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3    717125AC2     3329      4000000       SH       SOLE              4000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC                NOTE 0.875% 3/0    918076AB6     7000      8750000       SH       SOLE              8750000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD             NOE 6.250% 7/1     92240MAC2     2706      2750000       SH       SOLE              2750000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INC           NOTE 2.750% 3/1    969199AC2     4778      4870000       SH       SOLE              4870000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC      NOTE 4.250% 8/0    30218UAB4     5948      6995000       SH       SOLE              6995000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP          NOTE 3.000% 8/1    029912AR3    10757      8000000       SH       SOLE              8000000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC  COM                02076X102    10649       354498       SH       SOLE               354498   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP         CL A NY CABLVS     12686C109     9201       300000       SH       SOLE               300000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD      SPONSORED ADR      17133Q205     5013       270825       SH       SOLE               270825   0      0
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW             CL A               20030N101     2938       100000       SH       SOLE               100000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CONNETICS CORP               COM                208192104      423        25000       SH       SOLE                25000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
WEBMD CORP                   COM                94769M105      894        80700       SH       SOLE                80700   0      0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP            DEB SR CV C 33     370442717    55554      2800000       SH       SOLE              2800000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
GENVEC INC                   COM                37246C109     1497       730000       SH       SOLE               730000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
GIANT INDS INC               COM                374508109     1095        18700       SH       SOLE                18700   0      0
-----------------------------------------------------------------------------------------------------------------------------------
JAMES RIVER COAL CO          COM NEW            470355207     6157       122017       SH       SOLE               122017   0      0
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC       COM NEW            521863308     7040       200000       SH       SOLE               200000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP           COM                576206106    14427       282500       SH       SOLE               282500   0      0
-----------------------------------------------------------------------------------------------------------------------------------
OSCIENT PHARMACEUTICALS CORP COM                68812R105      424       200000       SH       SOLE               200000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS          COM                671040103     1170        40000       SH       SOLE                40000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
PAR PHARMACEUTICAL COS INC   COM                69888P106      346        13000       SH       SOLE                13000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM                717081103     1498        60000       SH       SOLE                60000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL VENTURES INC          COM                76128Y102     1208       110000       SH       SOLE               110000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MEDICINES CO                 COM                584688105      460        20000       SH       SOLE                20000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW       COM                91913Y100     3957        35000       SH       SOLE                35000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
